UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Y/CAP Management LLC
Address: 1370 Avenue of the Americas,29th Floor
         New York, NY  10019

13F File Number:  028-15419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Haydon
Title:     Managing Member
Phone:     212-938-1462

Signature, Place, and Date of Signing:

 /s/  Richard Haydon     New York, NY     April 12, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $127,778 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784     6386   164500 SH       SOLE                   164500        0        0
AT&T INC                       COM              00206R102      208     5680 SH       SOLE                     5680        0        0
BANK OF AMERICA CORPORATION    COM              060505104     7552   620000 SH       SOLE                   620000        0        0
BP PLC                         SPONSORED ADR    055622104    12218   288500 SH       SOLE                   288500        0        0
CAMECO CORP                    COM              13321L108     3637   175000 SH       SOLE                   175000        0        0
CINCINNATI BELL INC NEW        COM              171871106       49    15000 SH       SOLE                    15000        0        0
DECKERS OUTDOOR CORP           COM              243537107     1169    21000 SH       SOLE                    21000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     5779   350000 SH       SOLE                   350000        0        0
EBAY INC                       COM              278642103     1084    20000 SH       SOLE                    20000        0        0
FLY LEASING LTD                SPONSORED ADR    34407D109     2167   133900 SH       SOLE                   133900        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     3945   300000 SH       SOLE                   300000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     7861   237500 SH       SOLE                   237500        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108     9141  2291000 SH       SOLE                  2291000        0        0
FURNITURE BRANDS INTL INC      COM              360921100      525   525000 SH       SOLE                   525000        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     5308   128500 SH       SOLE                   128500        0        0
HAWAIIAN HOLDINGS INC          COM              419879101      231    40000 SH       SOLE                    40000        0        0
JPMORGAN CHASE & CO            COM              46625H100     7119   150000 SH       SOLE                   150000        0        0
PARAMETRIC SOUND CORP          COM NEW          699172201     1121    55900 SH       SOLE                    55900        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347B201     6453    98200 SH       SOLE                    98200        0        0
REALOGY HLDGS CORP             COM              75605Y106     7570   155000 SH       SOLE                   155000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105     5828   505000 SH       SOLE                   505000        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101     5198   147000 SH       SOLE                   147000        0        0
SEADRILL LIMITED               SHS              G7945E105    13358   359000 SH       SOLE                   359000        0        0
STANLEY BLACK & DECKER INC     COM              854502101     5668    70000 SH       SOLE                    70000        0        0
VERIFONE SYS INC               COM              92342Y109     4136   200000 SH       SOLE                   200000        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     4067   335000 SH       SOLE                   335000        0        0